Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3
Financial assets:
Short-term investments	$—	$30,000	$—
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	—	77	—
Foreign currency contracts not designated as hedge instruments, included in prepaid expenses and other current assets	—	(22)	—
Total financial assets	$—	$30,055	$—

	December 31, 2021
	Level 1	Level 2	Level 3
Financial assets:
Short-term investments	$—	$—	$—
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	—	160	—
Foreign currency contracts not designated as hedge instruments, included in prepaid expenses and other current assets	—	1	—
Contingent consideration in relation to business combinations	—	—	$7,079
Total financial assets	$—	$161	$7,079